Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089
Working capital	799,000	541,000
Long-term investments-equity investments held	98,190	246,026	$ 255,535
Increased/decreased in other comprehensive income on assumption	$ 10,000	$ 25,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%
Change in interest rate, percentage	1.00%	1.00%
Weighted average effective interest rate earned percentage	5.00%	4.80%
Impact of percentage changes in the rate of interest on interest income value	$ 5,000	$ 7,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	98,190	246,026
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 99,000	$ 247,000